Other Current Receivables - Summary of Other Current Receivables (Parenthetical) (Detail) kr in Billions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Disclosure Of Other Current Receivables [Abstract]
Reclassification of withholding tax	kr 7.8